PROVISIONS	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
PROVISION
24. PROVISIONS
Balance breakdown

	Type	2019	2018
	Labor
(i)	Overtime	855,722	602,673
(ii)	Indemnities	299,096	187,499
(iii)	Sundry premiums	221,743	166,963
(iv)	Stability/reintegration	215,449	160,442
(v)	Additional post-retirement benefits	108,827	94,691
(vi)	Salary differences and related effects	101,573	61,674
(vii)	Lawyer/expert fees	51,193	30,898
(viii)	Severance pay	38,261	31,521
(ix)	Labor fines	30,399	25,921
(x)	Employment relationship	18,758	15,952
(xi)	Severance Pay Fund (FGTS)	13,306	10,804
(xii)	Joint liability	3,100	889
(xiii)	Other claims	93,605	67,254
	Total	2,051,032	1,457,181
	Tax
(i)	State VAT (ICMS)	746,481	503,332
(ii)	Tax on services (ISS)	69,208	76,389
(iii)	INSS (joint liability, fees, and severance pay)	23,847	23,100
(iv)	Real Estate Tax (IPTU)	150,223
(v)	Other claims	61,189	47,262
	Total	1,050,948	650,083
	Civil
(i)	ANATEL	570,283	580,182
(ii)	Corporate	397,946	1,124,037
(iii)	Small claims courts	118,910	191,839
(iv)	Other claims (1)	1,062,561	1,035,398
	Total	2,149,700	2,931,456
	Total provisions	5,251,680	5,038,720
	Current	547,996	680,542
	Non-current	4,703,684	4,358,178

(1)
In 2018, includes R$157,809 related to the agreement entered into with Pharol, as described in Note 1 – Litigation Termination Settlement between the Company and Pharol, settled in the first quarter of 2019.

In compliance with the Law applicable for Labor, Tax and Civil proceedings, the lawsuit are adjusted for monetary correction on a monthly basis, considering the monetary correction indexes applicable in court instances, composed mainly by IGPM, TR and SELIC rates.

Summary of movements in provision balances

	Labor	Tax	Civil	Total
Balance at January 1, 2018	1,596,418	660,302	5,526,414	7,783,134
Monetary correction (i)	184,112	77,697	(34,939)	226,870
Additions/(reversals) (i)	99,805	(49,659)	42,734	92,880
Write-offs for payment/terminations (i)	(423,154)	(38,257)	(2,602,753)	(3,064,164)
Balance at December 31, 2018	1,457,181	650,083	2,931,456	5,038,720
Monetary correction (ii)	485,049	60,688	1,074,641	1,620,378
Additions/(reversals) (ii)	316,182	1,002,827	(1,102,571)	216,438
Write-offs for payment/terminations	(207,380)	(666,563)	(753,826)	(1,627,769)
Reclassified from held-for-sale assets		3,913		3,913
Balance at December 31, 2019	2,051,032	1,050,948	2,149,700	5,251,680

(i)
This line item basically includes the amounts related to proceedings terminated and included in the list of the Company’s judicial reorganization creditors, which were transferred to the line item trade payables and will be paid according to the terms of the JRP.

(ii)
The Company continuously monitors its proceedings and revised the calculation methodology of provision estimates, taking into consideration the new profile and history of legal proceeding terminations, in the context of the JRP, as well as in the assessment of the risk of loss carried out by Management supported by its legal advisors.

Summary of the main matters related to the recognized provisions and contingent liabilities
Provisions
Labor
The Company is a party to a large number of labor lawsuits and calculates the related provision based on a statistical methodology that takes into consideration, but not limited to, the total number of existing lawsuits, the claims make in each lawsuit, the amount claimed in each lawsuit, the history of payments made, and the technical opinion of the legal counsel.

(i)	Overtime—refers to the claim for payment of salary and premiums by alleged overtime hours;

(ii)	Indemnities—refers to amounts allegedly due for occupational accidents, leased vehicles, occupational diseases, pain and suffering, and tenure;

(iii)
Sundry premiums—refer to claims of hazardous duty premium, based on Article 193 of the Brazilian Labor Code (CLT), due to the alleged risk from employees’ contact with the electric power grid, health hazard premium, pager pay, and transfer premium.

(iv)	Stability/reintegration—claim due to alleged noncompliance with an employee’s special condition which prohibited termination of the employment contract without cause;

(v)	Supplementary retirement benefits—differences allegedly due on the benefit salary referring to payroll amounts;

(vi)
Salary differences and related effects—refer mainly to claims for salary increases due to alleged noncompliance with trade union agreements. As for the effects, these refer to the impact of the salary increase allegedly due on the other amounts calculated based on the employee’s salary;

(vii)	Lawyers/expert fees—installments payable to the plaintiffs’ lawyers and court appointed experts, when necessary for the case investigation, to obtain expert evidence;

(viii)	Severance pay—claims of amounts which were allegedly unpaid or underpaid upon severance;

(ix)
Labor fines—amounts arising from delays or nonpayment of certain amounts provided for in the employment contract, within the deadlines set out in prevailing legislation and collective bargaining agreements;

(x)
Employment relationship—lawsuits filed by outsourced companies’ former employees claiming the recognition of an employment relationship with the Company or its subsidiaries by alleging an illegal outsourcing and/or the existence of elements that evidence such relationship, such as direct subordination;

(xi)
Supplement to FGTS fine—arising from understated inflation, refers to claims to increase the FGTS severance fine as a result of the adjustment of accounts of this fund due to inflation effects. The Company filed a lawsuit against Caixa Econômica Federal to assure the reimbursement of all amounts paid for this purpose;

(xii)	Joint liability—refers to the claim to assign liability to the Company, filed by outsourced personnel, due to alleged noncompliance with the latter’s labor rights by their direct employers;

(xiii)	Other claims—refer to different litigation including rehiring, profit sharing, qualification of certain allowances as compensation, etc.
Tax
The provisions for tax lawsuits are calculated individually taking into consideration Management and the legal counsel’s risk assessment. These contingencies are not included in the Judicial Reorganization Plan.

(i)
ICMS—Refers to the provision considered sufficient by management to cover the various tax assessments related to: (a) levy of ICMS and not ISS on certain revenue; (b) claim and offset of credits on the purchase of goods and other inputs, including those necessary for network maintenance; and (c) tax assessments related to alleged noncompliance with accessory obligations.

(ii)	ISS—the Company and TMAR have provisions for tax assessment notices challenged because of the levy of ISS on several value added, technical, and administrative services, and equipment leases.

(iii)	INSS—Provision related basically to probable losses on lawsuits discussing joint liability and indemnities.

(iv)	IPTU – Provision related to entries that refer to the collection of IPTU (municipal property tax) levied by several different municipalities where the Company owns properties.

(v)	Other claims—Refer basically to provisions to cover several tax assessments related to the collection of income tax and social contribution collection.
Civil

(i)
ANATEL – On June 30, 2016 the Company was a party to noncompliance administrative proceedings and lawsuits filed by ANATEL and the Federal Attorney General’s Office (AGU) totaling an estimate R$14.5 billion, which were included in the JRP as electable for payment as provided for in this Plan. On this date, R$8.4 billion in liquid proceedings and R$6.1 billion in illiquid proceedings.

With regard to the proceedings included in the JRP and taking into consideration the decision that granted the judicial reorganization on February 5, 2018, the Company revised the criteria used to calculate the provision for these regulatory contingencies to start considering the estimate of discounted future cash flows associated to each one of the payment methods provided for in the JRP for this type of claims. As at December 31, 2019, this provision totals R$570 million.
For the contingencies not subject to the judicial reorganization, the takes into consideration the individual management of each noncompliance event, based on opinions of outside attorneys.
The Company disagrees and is challenging some of the alleged noncompliance events, and is also challenging the unfairness and unreasonableness of the amount of imposed fines in light of the pinpointed noncompliance event and has kept in balance sheet the amount it deems a probable loss.
The JRP prescribes in a specific clause how regulatory agencies’ claims should be addressed. It is worth mentioning that part of the amount recognized in December 2017, related to ANATEL was transferred to Trade Payables (see Note 18) as part of the recognitions resulting from the JRP. Note also that ANATEL filed bill of review
No. 001068-32.2018.8.19.0000
against the decision that ratifies the JRP alleging that Clause 4.3.4, which prescribes the payment method of this agency’s claims, is null and void. This bill of review was denied by the 8th Civil Chamber of the Rio de Janeiro State Court of Justice, which have been sent to the 3rd Vice President of the Court to decide on whether the Special and Extraordinary Appeals filed by ANATEL against the said decision are admissible. In addition the 7th Corporate Court of the Rio de Janeiro State Court of Justice issued a decision establishing that withdrawal of the judicial deposit made by Telemar to settle the first twelve (12) installments to repay ANATEL’s claim, as provided for in the JRP and, on June 28, 2019, Oi filed a new request, under the same standards of the precisions requests, to repay the 13 th
and 18
th
installments of the ANATEL’s claim.

(ii)
Corporate – Financial Participation Agreements: these agreements were governed by Administrative Rules 415/1972, 1181/1974, 1361/1976, 881/1990, 86/1991, and 1028/1996. When they entered into a financial participation agreement to acquire a telephone line, subscribers became holders of a financial interest in the concessionaire after paying in a certain amount, initially recorded as capitalizable funds and subsequently recorded in the concessionaire’s equity, after a capital increase was approved by the shareholders’ meeting, thus generating the issuance of shares. The lawsuits filed against the former CRT—Companhia Riograndense de Telecomunicações, a company merged by the Company, and other local carriers members of the Telebrás system, challenge the way shares were granted to subscribers based on said financial participation agreements.

The Company used to recognize a provision for the risk of unfavorable outcome in these lawsuits based on certain legal doctrine. In 2009 the Superior Court of Justice issued an Abstract—ruling that summarizes the majority understanding of a court on given matter—that led the Company to revise its assessment of the amount and the level of risk attributed to the lawsuits that discuss the matter. The Company, considering obviously the peculiarities of each decision and based on the assessment made by its legal department and outside legal counsel, changed its estimate on the likelihood of an unfavorable outcome from possible to probable. In 2009, the Company’s management, based on the opinions of its legal department and outside legal counsel, revised the measurement criteria of the provision for contingencies related to the financial interest agreements. Said revision contemplated additional considerations regarding the dates and the arguments of the final and unappealable decisions on ongoing lawsuits, as well as the use of statistical criteria to estimate the amount of the provision for those lawsuits. Based on a methodology prepared with the support of its in-house
and outside consultants, currently the Company provides for the lawsuits discussing this matter taking into consideration primarily, for purposes of calculating the amounts involved in the lawsuits within or the lawsuits out of the statute of limitations period, the following variables: (i) the number of lawsuits without payment; (ii) the average amount of historic losses; (iii) the average number of court settlements; and (iv) the effects of paying these contingencies under the judicial reorganization ratified on January 8, 2018. Specifically for the lawsuits for which settlements were reached in the mediation of illiquid amounts, the amount is considered settled.
At the end of 2010, the Superior Court of Justice set compensation criteria to be followed by the Company to the benefit of the shareholders of the former CRT for those cases new shares, possibly due, could not be issued because of the sentence issued. The criteria must be based on (i) the definition of the number of shares that each claimant would be entitled, measuring the capital invested at the book value of the share reported in CRT’s monthly trial balance on the date it was paid-in,
(ii) after said number of shares is determined, it must be multiplied by its quotation on the stock exchange at the closing of the trading day the final and unappealable decision is issued, when the claimant becomes entitled to sell or disposed of the shares, and (iii) the result obtain must be adjusted for monetary correction
(IPC/INPC) from the trading day of the date of the final and unappealable decision, plus legal interest since notification. In the case of succession, the benchmark amount will be the stock market price of the successor company.
Based on the new profile and history of the termination of the judicial processes, in the context of the JRP, and, using the loss risk assessment, Management adjusted the estimate of the provisioning made in 2019. In addition, there may be significant changes in the items above, mainly regarding the market price of Company shares.
(iii)	Small claims courts—claims filed by customers for whom the individual indemnification compensation amounts do not exceed the equivalent of forty (40) minimum wages; and
The Company is a party to a large number of lawsuits filed in small claims courts and calculates the related provision based on a statistical methodology that takes into consideration, but not limited to, the total number of existing lawsuits, the claims make in each lawsuit, the amount claimed in each lawsuit, the history of payments made, and the technical opinion of the legal counsel and the impacts of the Judicial Reorganization Plan ratified on January 8, 2018.

(iv)
Other claims—refer to several of ongoing lawsuits discussing contract terminations, certain agencies requesting the reopening of customer service centers, compensation claimed by former suppliers and building contractors, in lawsuits filed by equipment vendors against Company subsidiaries, revision of contractual terms and conditions due to changes introduced by a plan to stabilize the economy, and litigation mainly involving discussions on the breach of contracts.

The provisions for these contingencies are calculated individually taking into consideration Management and the legal counsel’s risk assessment.
Breakdown of contingent liabilities, per nature
The breakdown of contingent liabilities with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2019	2018

Labor	797,927	770,982
Tax	28,416,097	27,586,094
Civil	1,667,900	1,723,110

Total	30,881,924	30,080,186

Contingent liabilities
The Company and its subsidiaries are also parties to several lawsuits in which the likelihood of an unfavorable outcome is classified as possible, in the opinion of their legal counsel, and for which no provision for contingent liabilities has been recognized.
The main contingencies classified with possible likelihood of an unfavorable outcome, according to the Company´s management’s opinion, based on its legal counsel’s assessment, are summarized below:
Labor
Refer to several lawsuits claiming, but not limited to, the payment of salary differences, overtime, hazardous duty and health hazard premium, and joint liability, which total approximately R$797,927 (R$770,982 in 2018).
Tax
The main ongoing lawsuits have the following matters:

(i)
ICMS—it refers to discussions concerning the levy of this tax on certain activities and/or the provision of certain services, such as, for example, the levy of ICMS on noncore activities, supplemental services, services provided to tax-exempt
customers, subscriptions minimum contract period, or even the disallowance of tax credits because some States qualify them as undue, including, but not limited to, tax credits of capital assets, different calculation of the tax credit ratio (CIAP), totaling approximately R$13,470,008 (R$12,523,402 in 2018);

(ii)
ISS – alleged levy of this tax on subsidiary telecommunications services and discussion regarding the classification of the services taxed by the cities listed in Supplementary Law 116/2003, amounting approximately to R$3,286,248 (R$3,505,366 in 2018);

(iii)	INSS – tax assessments to add amounts to the contribution salary allegedly due by the Company, amounting approximately to R$649,803 (R$695,249 in 2018); and

(iv)
Federal taxes—several tax assessment notifications regarding basically the disallowances made on the calculation of taxes, errors in the completion of tax returns, transfer of PIS and COFINS and FUST related to changes in the interpretation of these taxes tax bases by ANATEL. These lawsuits amount approximately to R$11,010,038 (R$10,862,077 in 2018).

Civil
The main ongoing lawsuits do not have any court decision which has been issued, and are mainly related, but not limited to, challenging of network expansion plans, compensation for pain and suffering and material damages, collection lawsuits, and bidding processes. These lawsuits total approximately R$1,667,900 (R$1,723,110 in 2018).
Fenapas – Federação Nacional das Associações de Aposentados, Pensionistas e Participantes em Fundo de Pensão do Setor de Telecomunicações - civil actions filed with the 5 th
Corporate Court of Rio de Janeiro, against, in addition to SISTEL, the Company and other operators, aiming at the annulment of the spin-off
of the PBS pension plan, alleging, in brief “the breakdown of the Fundação Sistel supplementary pension fund scheme”, which resulted in several specific PBS mirror plans, and the corresponding allocations of funds from the technical surplus and the tax contingency existing at the time of the spin-off.
The amount involved cannot be estimated and it is not possible to settle the claims because they are unenforceable since this would require handing back the spun off net assets of SISTEL related to telecommunications operators belonging to the former Telebrás system.
Guarantees
The Company has bank guarantee letters and guarantee insurance granted by several financial institutions and insurers to guarantee commitments arising from lawsuits, contractual obligations, and biddings with ANATEL. The adjusted amount of contracted bonds and guarantee insurances, effective at December 31, 2019 corresponds to R$11,909,901 (R$13,750,739 in 2018). The commission charges on these contracts are based on market rates.